Note 8 - Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Property, Plant and Equipment [Table Text Block]
	December 31,
(in thousands)	2018	2017

Manufacturing, laboratory & office equipment	$4,359	$4,965
Furniture & fixtures	390	615
Leasehold improvements	2,469	2,458
Subtotal	7,218	8,038
Accumulated depreciation and amortization	(6,416)	(7,153)
Property and equipment, net	$802	$885